Investment in associate (Q2)	6 Months Ended
Jan. 31, 2025
Investment in associate [Abstract]
Investment in associate
6.	Investment in associate
On November 6, 2024, the Company received 2,000,000 shares in MSP, in connection with an agreement to acquire a stake in MSP in exchange for 2,000,000 shares of the Company that was entered into on October 28, 2024. At the time of acquisition, the 2,000,000 shares of MSP received by the Company represented 50% of shares outstanding, and the initial balance of investment was determined to be $1,220,000 being the fair value of the shares issued by the Company in consideration for the exchange. As at January 31, 2025, the Company’s share of ownership remained at 50%. Management assessed that the Company has significant influence over MSP based on its share of ownership, and that the investment should be accounted for using the equity method of accounting.
Summarized financial information of MSP and a reconciliation of the carrying amount of the investment set forth in the condensed consolidated interim balance sheets are set out below:
Summarized balance sheet

January 31, 2025
ASSETS
Cash	$20,931
Due from related parties	81,340
Prepaid expenses	40,000
Start-up costs, net	104,000
Total assets	$246,271
LIABILITIES
Accrued liabilities	$10,000
Convertible notes	825,050
Total liabilities	$835,050

Summarized statement of loss

November 6, 2024 to January 31, 2025
Operating expenses
Consulting expenses	$140,000
General and administrative expenses	5,391
Legal and professional fees	54,770
Amortization	1,763
Total operating expenses	(201,924)
Interest expenses	(11,775)
Net loss	$213,699

A continuity of the Company’s investment in associate is as follows:

Balance as at July 31, 2024	$—
Investment by the Company	1,220,000
Company’s share of loss	(106,850)
Balance as at January 31, 2025	$1,113,150